Non Current Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
Non Current Assets Held For Sale [Abstract]
Schedule of other assets as assets held for sale
As of December 31,		2020		2019
	Participation	Assets	Income	Assets	Income
	%	MCh$	MCh$	MCh$	MCh$
Transbank	25.00	19,093	-	19,093	1,442
Nexus	-	-	-	357	136
Redbanc	33.43	2,943	-	2,943	121
Total		22.036	-	22,393	1,699